Condensed Statements of Operations (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Research and development	$ 16,553	$ 2,216	$ 20,689	$ 4,706	$ 11,692	$ 14,519
General and administrative	945	473	1,842	1,117	3,630	2,668
Loss from operations	(17,498)	(2,689)	(22,531)	(5,823)	(15,539)	(15,571)
Interest income	6	21	20	47	85	489
Other income (expense)	12	(15)	22	(15)	883
Interest expense	(108)		(108)		(59)	(7)
Net loss	(17,588)	(2,683)	(22,597)	(5,791)	(14,630)	(15,089)
Earnings (loss) attributable to common stockholders - basic and diluted (Note 5)	$ 1,401	$ (5,399)	$ 1,013	$ (11,170)	$ (26,773)	$ (26,494)
Earnings (loss) per share (Note 5):
Basic (in dollars per share)	$ 2.89	$ (16.85)	$ 2.51	$ (34.86)
Diluted (in dollars per share)	$ 0.44	$ (16.85)	$ 0.27	$ (34.86)
Weighted average shares:
Basic (in shares)	484,237	320,424	403,967	320,424	320,920	320,437
Diluted (in shares)	3,175,348	320,424	3,790,913	320,424	320,920	320,437